File No. 333-136990

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549-1004

POST-EFFECTIVE

AMENDMENT NO. 5

TO

FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

FT 1242

COVERED CALL CLOSED-END PORTFOLIO, SERIES 4

(Exact Name of Trust)

First Trust Portfolios L.P.

(Exact Name of Depositor)

120 East Liberty Drive

Suite 400

Wheaton, Illinois 60187

(Complete address of Depositor’s principal executive offices)

First Trust Portfolios L.P.	CHAPMAN AND CUTLER LLP
Attn: James A. Bowen	Attn: Eric F. Fess
120 East Liberty Drive	111 West Monroe Street
Suite 400	Chicago, Illinois 60603
Wheaton, Illinois 60187

(Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:____: immediately upon filing pursuant to paragraph (b)

:__X_: December 30, 2011

:____: 60 days after filing pursuant to paragraph (a)

:____: on (date) pursuant to paragraph (a) of rule (485 or 486)

CONTENTS OF POST-EFFECTIVE AMENDMENT

OF REGISTRATION STATEMENT

This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

The facing sheet

The purpose of the Amendment

The signatures

THE PURPOSE OF THE AMENDMENT

The purpose of this amendment is to terminate the declaration made pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940, as amended, because Units of FT 1242 are no longer being offered for sale in the secondary market. A final Rule 24f-2 Notice with respect to such series has been filed concurrently with this filing.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, FT 1242, COVERED CALL CLOSED-END PORTFOLIO, SERIES 4, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Wheaton and State of Illinois on December 30, 2011.

FT 1242

COVERED CALL CLOSED-END PORTFOLIO, SERIES 4

(Registrant)

By: First Trust Portfolios L.P.

(Depositor)

By: Jason T. Henry

Senior Vice President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME	TITLE*		DATE
James A. Bowen	Director of The Charger Corporation, the General Partner of First Trust Portfolios L.P.	) ) ) ) ) )	December 30, 2011
)
		) )	Jason T. Henry Attorney-in-Fact**
) )

* The title of the person named herein represents his capacity in and relationship to First Trust Portfolios L.P., Depositor.

** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with Amendment No. 2 to Form S-6 of FT 2669 (File No. 333-169625) and the same is hereby incorporated herein by this reference.